Document and Entity Information	12 Months Ended
Apr. 30, 2022 shares
Entity Addresses [Line Items]
Entity Registrant Name	Vizsla Silver Corp.
Entity Central Index Key	0001796073
Current Fiscal Year End Date	--04-30
Document Type	40-F/A
Amendment Description	This Amendment No. 2 to the Annual Report on Form 40-F (“Amendment No. 2”) amends the Annual Report on Form 40-F of Vizsla Silver Corp. (the “Registrant”) for the year ended April 30, 2022, which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 22, 2022 (the “Original Annual Report”) and as amended by Amendment No. 1 on Form 40-F/A on July 28, 2022 (“Amendment No. 1”). This Amendment No. 2 is being filed to revise the Audit Report of the Registrant’s Auditor to the Consolidated Financial Statements for the fiscal year ended April 30, 2022 (filed as Exhibit 99.2 to this Amendment No. 2) to comply with SEC Rules and Regulations. Except as described above, the Original Annual Report remains unchanged. This Amendment No. 2 does not reflect events occurring after the filing of the Original Annual Report or modify or update those disclosures. Accordingly, this Amendment No. 2 should be read in conjunction with the Original Annual Report and the Registrant’s other SEC filings.
Amendment Flag	true
Document Period End Date	Apr. 30, 2022
Entity Common Stock, Shares Outstanding	154,875,802
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-41225
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	V6E 3V7
Entity Address, Address Line One	Suite 700, 1090 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
City Area Code	604
Local Phone Number	364-2215
Title of 12(b) Security	Common Shares
Trading Symbol	VZLA
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Jenny Lee
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	1930
ICFR Auditor Attestation Flag	false
Entity Ex Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Postal Zip Code	10168
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	800
Local Phone Number	221-0102